PERSONNEL	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Summary of Average Number of Employees	PERSONNEL
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year Ended December 31,
	2022	2021	2020
Executive director	1	1	1
Non-executive directors	6	6	5
Sales and marketing employees	191	96	57
Technology employees	91	58	30
General and administrative employees	57	25	18
	346	186	111
As of December 31, 2022, 2021 and 2020 the Group had 395, 229 and 119 employees, respectively.